Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Purchase of e-bicycles
Related party transactions		$ (2,179,826)	$ (4,029,157)	$ (6,048,053)
Shandong Xingneng’an New Energy Technology Co., Ltd. (m) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Purchase of battery packs
Related party transactions			(1,498,964)
Shandong Xingneng’an New Energy Technology Co., Ltd. (m) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Loan to a related party
Related party transactions		$ 5,134,618	3,051,944
Shandong Xingneng’an New Energy Technology Co., Ltd. (m) Two [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Collection of loan to a related party
Related party transactions		$ (6,007,720)
Shandong Xingneng’an New Energy Technology Co., Ltd. (m) Three [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Long-term investment in a related party
Related party transactions			(1,525,972)
Jiangsu Xinzhongtian Suye Co., Ltd. (h) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Purchase of e-bicycles, gears and parts
Related party transactions		$ (1,158,391)	(1,188,752)	(915,213)
Jiangsu Xinzhongtian Suye Co., Ltd. (h) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Rental fee and utility fee
Related party transactions				(146,607)
Shenzhen Star Cycling Network Technology Co., Ltd. (k) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Loan to a related party
Related party transactions		$ 4,253	915,583	310,395
Shenzhen Star Cycling Network Technology Co., Ltd. (k) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Collection of loan to a related party
Related party transactions		$ (446,599)
Jiangsu Youdi Technology Co., Ltd. (n) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Interest-free loan to a related party for its daily operational purposes
Related party transactions			296,200
Jiangsu Youdi Technology Co., Ltd. (n) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Collection of interest-free loan to a related party
Related party transactions		$ (141,896)
Jiangsu Youdi Technology Co., Ltd. (n) Two [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Loan to a related party
Related party transactions		$ 3,456	457,792
Nanjing Mingfeng Technology Co.,Ltd. (l) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Loan to a related party
Related party transactions				228,774
Nanjing Mingfeng Technology Co.,Ltd. (l) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Interest-free loan to a related party for its daily operational purposes
Related party transactions			305,194
Nanjing Mingfeng Technology Co.,Ltd. (l) Two [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Repayment of interest-free loan to a related party
Related party transactions			(534,090)
Nanjing Mingfeng Technology Co.,Ltd. (l) Three [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Payment received on behalf of a related party
Related party transactions		$ 35,846
Nanjing Mingfeng Technology Co.,Ltd. (l) Four [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Transfer of payment received on behalf of a related party
Related party transactions		$ (26,705)
Beijing Weiqi Technology Co., Ltd. (j) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Sales of e-bicycles to a related party
Related party transactions				12,341
Henglong Chen (a) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	[1]	Collection of loan from a shareholder*
Related party transactions	[1]	$ (99,634)	(2,992,126)	(1,821,847)
Huiyan Xie (b) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Loan from a related party
Related party transactions		$ 830,108	504,334
Huiyan Xie (b) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Repayment of interest-free loan from a related party
Related party transactions		$ (75,653)	(70,198)
Shuang Wu (c) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Loan from a related party
Related party transactions		$ 675,067
Shuang Wu (c) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Expenses paid for daily operation on behalf of the Company
Related party transactions		$ 142,394
Shuang Wu (c) Two [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Reimbursement for expenses paid for daily operation on behalf of the Company
Related party transactions		$ (99,693)
Fang Yan (d) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Loan from a related party
Related party transactions		$ 69,726
Fang Yan (d) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Repayment of interest-free loan from a related party
Related party transactions		$ (14,266)	(45,427)
Jianhui Ye (e) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Loan from a related party
Related party transactions			127,720
Jianhui Ye (e) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature		Repayment of interest-free loan from a related party
Related party transactions			$ (132,115)

[1]	The interest-free loan made to Henglong Chen, a significant shareholder and former Chairman of the Board of the Company, net of repayment was recognized as a deduction to the Company’s equity. The loans made to Henglong Chen were for his personal purposes violated Sarbanes-Oxley Act section 402 due to the lack of internal control in related party borrowings. All of the loans of $4,737,521 were collected before September 30, 2023.